CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (14,231)	$ (18,754)	$ (33,694)
Adjustments required to reconcile net loss to net cash used in operating activities:
Share-based compensation	3,023	3,550	4,328
Depreciation	486	476	482
Decrease in severance pay, net	(81)	(50)	(81)
Loss from property and equipment sales and disposals	0	7	12
Exchange rate differences loss (gain) on cash balances	(68)	(129)	393
Decrease (increase) in interest receivables from short-term bank deposits and long-term restricted deposit	(855)	92	(584)
Amortization of discount and accrued interest on marketable securities	(1,575)	(280)	0
Decrease (increase) in trade receivables	61,000	(61,000)	0
Decrease (increase) in other accounts receivable and prepaid expenses	(213)	(112)	3,043
Decrease (increase) in long-term prepaid expenses	(655)	666	12
Decrease in operating lease right of use asset	550	568	658
Increase (decrease) in trade payables and employees and related accruals and accrued expenses	(4,410)	3,509	(1,601)
Decrease in deferred participation in R&D expenses	0	(325)	(6,019)
Increase in deferred revenues	7,136	36,541	0
Decrease in operating lease liability	(503)	(645)	(1,062)
Net cash provided by (used in) operating activities	49,604	(35,886)	(34,113)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	60,717	79,242	114,445
Investment in short-term bank deposits	(96,219)	(32,100)	(76,900)
Proceeds from maturity of marketable securities	53,230	10,145	0
Investment in marketable securities	(63,533)	(21,605)	0
Investment in long term restricted deposit	(330)	0	0
Purchase of property and equipment	(118)	(172)	(477)
Costs of disposal of property and equipment	0	0	(10)
Proceeds from sale of property and equipment	1	0	2
Net cash provided by (used in) investing activities	(46,252)	35,510	37,060
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net	544	3,081	0
Proceeds from exercise of share-based awards	10	0	353
Net cash provided by financing activities	554	3,081	353
Effect of exchange rate changes on cash	68	129	(393)
Increase in cash, cash equivalents and restricted cash	3,974	2,834	2,907
Cash, cash equivalents and restricted cash at the beginning of the year	14,255	11,421	8,514
Cash, cash equivalents and restricted cash at the end of the year	18,229	14,255	11,421
Supplemental disclosure of non-cash investing and financing activities:
Purchase of property and equipment	5	(5)	(117)
Right-of-use asset obtained in exchange for operating lease liability	2,064	71	237
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	18,229	13,890	11,059
Restricted cash	0	365	362
Total cash, cash equivalents and restricted cash	$ 18,229	$ 14,255	$ 11,421